Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of detailed information about right-of-use assets

Leased
properties
HK$

Cost

January 1, 2024	195,013,742

Additions	26,786,998
Modification	16,222,827
Written-off	(15,023,753)
Exchange adjustments	(1,964)

December 31, 2024	222,997,850

Additions	29,572,601
Modification	(1,012,044)
Written-off	(53,686,786)

December 31, 2025	197,871,621

Accumulated amortisation

January 1, 2024	126,893,389

Charge for the year	44,562,079
Written-off	(15,023,753)
Exchange adjustments	(1,663)

December 31, 2024	156,430,052

Charge for the year	38,968,788
Written-off	(53,686,786)

December 31, 2025	141,712,054

Impairment

January 1, 2024	-

Provision	5,013,080

December 31, 2024	5,013,080

Provision	4,102,040

December 31, 2025	9,115,120

Net carrying amount

December 31, 2025	47,044,447

December 31, 2024	61,554,718

Net carrying amount (US$)
December 31, 2025	6,044,280

Schedule of detailed information about lease liabilities and short term leases

	2025	2025	2024
	US$	HK$	HK$

Expenses relating to short-term leases	373,687	2,908,520	1,499,771

Variable lease payments not included in the measurement of lease liabilities	31,799	247,502	271,808

Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	1,931	15,026	7,295

Total cash outflow for leases #	6,427,709	50,028,785	56,257,499

#	Amount includes payments of principal and interest portion of lease liabilities, short-term leases, variable lease payments and expenses related to leases of low-value assets.